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EATON VANCE
EQUITY
RESEARCH
FUND

Annual Report October 31, 2002



IMPORTANT NOTICE REGARDING DELIVERY
OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.



Eaton Vance Equity Research Fund as of October 31, 2002

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Thomas E. Faust Jr., President"]

Eaton Vance Equity Research Fund had a total return of -16.00% from its inception on November 1, 2001 to October 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $10.00 to $8.40 for the same time period.1

By comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall stock market performance - returned -15.10% for the same period.2

An uncertain economic recovery mixed with poor stock market performance...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.2 Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. In the beginning of the fourth quarter, however, the market appeared to be staging a rally; the Dow Jones Industrial Average 2 ended October 2002 with its second strongest October percentage gain since October 1982, when stocks were recovering from a bear market.

In unpredictable markets, fundamental research is more important than ever...

The high level of volatility in equity markets recently underscores the importance of fundamental research in the creation of a well diversified investment portfolio. We believe that a diversified portfolio, and the strength of an experienced team of research analysts, can help manage risk in this challenging investment environment. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Sincerely,

/S/ THOMAS E. FAUST JR.

Thomas E. Faust Jr.
President
December 13, 2002


Fund Information
as of October 31, 2002

Performance 3
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
Life of Fund+          -16.00%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
Life of Fund+          -20.83%

+ Inception Date -- 11/01/01

Ten Largest Holdings 4 By total net assets
----------------------------------------------------------------------------
Exxon Mobil Corp.                           2.53%
Citigroup, Inc.                             2.17
American International Group, Inc.          2.12
Microsoft Corp.                             1.97
Wal-Mart Stores, Inc.                       1.93
Pfizer, Inc.                                1.79
Washington Mutual, Inc.                     1.75
Proctor and Gamble Co.                      1.73
General Electric Co.                        1.64
Bank of America Corp.                       1.60


1 These returns do not include the 5.75% maximum sales charge.

2 The S&P 500 Index and Dow Jones Industrial Average are unmanaged indexes commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.

3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

4 Ten largest holdings accounted for 19.23% of the Fund's net assets.
  Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.



Eaton Vance Equity Research Fund as of October 31, 2002

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Walter Row, Investment Team Leader"]

Management Discussion

The Eaton Vance Equity Research Fund completed its first fiscal year of operation in a very challenging investment environment. Over the last 12 months, the stock market endured several high-profile scandals which added to an already high degree of market volatility and investor uncertainty. While the past 12 months have been difficult, we believe many of the reasons for the equity market's downward bias have been identified and are well on their way to being corrected.

Equity Research Fund's net asset value (NAV) was down last year. Because the Fund intends to invest in all market sectors represented in the S&P
500 Index*, we shared in the downward bias experienced by that index. Sectors that contributed most significantly to the Fund's negative NAV were pharmaceuticals, financial services, and electronics-semiconductors. Fortunately, the Fund was not a major shareholder in any of the companies experiencing major corporate meltdowns or accounting scandals over the past year. But most market sectors in which the Fund invested dropped appreciably on overall investor apprehension.


Five Largest Sector Positions+
----------------------------------------------------------------------------
By total net assets

Pharmaceuticals                8.0%

Banks                          7.8%

Financial Services             5.9%

Oil and Gas                    4.5%

Electronics-Semiconductors     4.5%

+ Sector positions are subject to change due to active management.
* It is not possible to invest directly in an Index.


The Fund was able to find pockets of performance in several sectors. Careful selections in aerospace and defense, machinery and utilities stocks added meaningful performance in a difficult investment environment. In machinery, the Fund was helped by Deere & Co., which produced a strong third quarter earnings surprise. Deere's earnings can be attributed to its focus on expense and asset control, as well as the performance of new products. In utilities, our positions benefitted from a warmer than usual summer. Also, our selections in the aerospace and defense sector showed overall strength as the United States prepares for possible military action in the Middle East.

Fundamental research is the cornerstone of our Fund. Amidst the threat of war, the backlash from corporate scandals and a sluggish economic recovery, fundamental research has become essential for investment success. Our analysts conduct extensive research into a company's financials, and perform interviews with management, clients, employees and competitors. Our analysts also identify broad macro-economic trends that may influence a company's growth in a particular industry. Recognizing trends that may have a significant impact on a company's overall growth is vital in determining investment decisions.

Historically, periods of fear and crisis have provided the base from which new bull markets emerge. In these periods of investor uncertainty, a committed investment research effort cannot be emphasized enough. With a team of 13 research analysts averaging 15 years' experience, it is our belief that the combined talent of Eaton Vance's equity analysts have built a Fund well positioned for long-term share price appreciation. Based on current Fund holdings and ongoing fundamental research, we believe our Fund is prepared for a market recovery.


The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.



Eaton Vance Equity Research Fund as of October 31, 2002

INVESTMENT UPDATE

Comparison of a Change in Value of a $10,000 Investment in Eaton Vance Equity Research Fund vs. the S&P 500 Index*
November 1, 2001 -- October 31, 2002

Eaton Vance Equity Research Fund -- Class A
Inception: 11/1/01

                   Fund           Fund            S&P
               Value at     Value With            500
    Date            NAV   Sales Charge          Index
--------       --------       --------       --------
 11/1/01        $10,000        $10,000        $10,000
11/30/01         10,430          9,830         10,767
12/31/01         10,530          9,925         10,861
 1/31/02         10,330          9,736         10,703
 2/28/02         10,130          9,548         10,496
 3/31/02         10,570          9,962         10,891
 4/30/02         10,120          9,538         10,231
 5/31/02         10,040          9,463         10,156
 6/30/02          9,330          8,794          9,433
 7/31/02          8,580          8,087          8,698
 8/31/02          8,620          8,124          8,755
 9/30/02          7,810          7,361          7,804
10/31/02          8,400          7,917          8,490

* Investment operations commenced at the beginning of the day on 11/1/01. Therefore, the index is calculated from 10/31/01 to coincide with the fund's commencement.


Performance**
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
Life of Fund+          -16.00%


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
Life of Fund+          -20.83%

+ Inception Date -- 11/01/01


 * Source: Thomson Financial. Investment operations commenced 11/01/01.

   The chart compares the Fund's total return with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value
   (NAV) with all distributions reinvested. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's return uses net dividends, which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Eaton Vance Equity Research Fund as of October 31, 2002
PORTFOLIO OF INVESTMENTS

Common Stocks -- 90.4%

Security                                                  Shares        Value
-----------------------------------------------------------------------------

Aerospace and Defense -- 2.7%
-----------------------------------------------------------------------------
General Dynamics Corp.                                       133     $ 10,524
Rockwell Collins Inc.                                        208        4,686
United Technologies Corp.                                     56        3,454
-----------------------------------------------------------------------------
                                                                     $ 18,664
-----------------------------------------------------------------------------

Air Freight & Logistics -- 0.7%
-----------------------------------------------------------------------------
FedEx Corp.                                                   90     $  4,787
-----------------------------------------------------------------------------

Auto Components -- 0.5%
-----------------------------------------------------------------------------
Johnson Control, Inc.                                         44     $  3,432
-----------------------------------------------------------------------------

Automobiles -- 0.4%
-----------------------------------------------------------------------------
Nissan Motor Co. Ltd., ADR                                   194     $  2,968
-----------------------------------------------------------------------------

Banks -- 7.8%
-----------------------------------------------------------------------------
Bank of America Corp.                                        157     $ 10,959
GreenPoint Financial Corp.                                    83        3,616
National Commerce Financial Corp.                            119        2,913
SouthTrust Corp.                                             151        3,869
TCF Financial Corp.                                          111        4,711
Wachovia Corp.                                               163        5,671
Washington Mutual, Inc.                                      336       12,015
Wells Fargo & Co.                                            195        9,842
-----------------------------------------------------------------------------
                                                                     $ 53,596
-----------------------------------------------------------------------------

Beverages -- 2.4%
-----------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                    134     $  7,070
PepsiCo, Inc.                                                210        9,261
-----------------------------------------------------------------------------
                                                                     $ 16,331
-----------------------------------------------------------------------------

Biotechnology -- 1.4%
-----------------------------------------------------------------------------
Amgen, Inc.(1)                                                81     $  3,771
Biogen, Inc.(1)                                               54        1,981
Genzyme Corp.(1)                                             136        3,788
-----------------------------------------------------------------------------
                                                                     $  9,540
-----------------------------------------------------------------------------

Chemicals -- 1.4%
Dow Chemical Co. (The)                                       113     $  2,937
E.I. du Pont de Nemours & Co.                                 75        3,094
Monsanto Co.                                                  13          215
Sigma-Aldrich Corp.                                           74        3,386
-----------------------------------------------------------------------------
                                                                     $  9,632
-----------------------------------------------------------------------------

Commercial Services & Supplies -- 1.6%
-----------------------------------------------------------------------------
Automatic Data Processing, Inc.                               55     $  2,339
Concord EFS, Inc.(1)                                         186        2,656
Dun & Bradstreet Corp(1)                                      90        3,289
First Data Corp.                                              84        2,935
-----------------------------------------------------------------------------
                                                                     $ 11,219
-----------------------------------------------------------------------------

Communications Equipment -- 1.5%
-----------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                       362     $  4,047
Nokia Corp., ADR                                             360        5,983
-----------------------------------------------------------------------------
                                                                     $ 10,030
-----------------------------------------------------------------------------

Communications Services -- 3.0%
-----------------------------------------------------------------------------
Alltel Corp.                                                  75     $  3,728
BellSouth Corp.                                               82        2,144
CenturyTel, Inc.                                              99        2,805
SBC Communications, Inc.                                     210        5,389
Verizon Communications, Inc.                                 177        6,684
-----------------------------------------------------------------------------
                                                                     $ 20,750
-----------------------------------------------------------------------------

Computers and Business Equipment -- 2.2%
-----------------------------------------------------------------------------
Dell Computer Corp.(1)                                       153     $  4,377
International Business Machines Corp.                        126        9,946
Sun Microsystems, Inc.(1)                                    241          714
-----------------------------------------------------------------------------
                                                                     $ 15,037
-----------------------------------------------------------------------------

Consumer Non-Durables -- 2.4%
-----------------------------------------------------------------------------
Gillette Co.                                                 160     $  4,781
Procter & Gamble Co.                                         134       11,852
-----------------------------------------------------------------------------
                                                                     $ 16,633
-----------------------------------------------------------------------------



Eaton Vance Equity Research Fund as of October 31, 2002
PORTFOLIO OF INVESTMENTS cont'd

Security                                                  Shares        Value
-----------------------------------------------------------------------------

Diversified Manufacturing and Services -- 2.9%
-----------------------------------------------------------------------------
3M Co.                                                        46     $  5,839
General Electric Co.                                         446       11,262
Tyco International Ltd.                                      211        3,051
-----------------------------------------------------------------------------
                                                                     $ 20,152
-----------------------------------------------------------------------------

Electrical Equipment -- 0.5%
-----------------------------------------------------------------------------
Emerson Electric Co.                                          64     $  3,084
-----------------------------------------------------------------------------

Electronics - Instruments -- 0.2%
-----------------------------------------------------------------------------
Thermo Electron Corp.(1)                                      78     $  1,434
-----------------------------------------------------------------------------

Electronics - Semiconductors -- 4.5%
-----------------------------------------------------------------------------
Altera Corp.(1)                                              121     $  1,418
Analog Devices, Inc.(1)                                       64        1,715
Applied Materials, Inc.(1)                                   216        3,246
Broadcom Corp., Class A(1)                                    71          851
Intel Corp.                                                  299        5,173
KLA-Tencor Corp.(1)                                           60        2,137
Linear Technology Corp.                                      100        2,764
Maxim Integrated Products, Inc.(1)                           116        3,693
Microchip Technology, Inc.(1)                                192        4,685
Novellus System, Inc.(1)                                      87        2,749
QLogic Corp.(1)                                               62        2,158
-----------------------------------------------------------------------------
                                                                     $ 30,589
-----------------------------------------------------------------------------

Energy Equipment  & Services-- 0.9%
-----------------------------------------------------------------------------
Baker Hughes, Inc.                                            82     $  2,382
Noble Corp.(1)                                                80        2,586
Schlumberger Ltd.                                             28        1,123
-----------------------------------------------------------------------------
                                                                     $  6,091
-----------------------------------------------------------------------------

Entertainment and Leisure -- 0.2%
-----------------------------------------------------------------------------
Carnival Corp.                                                60     $  1,567
-----------------------------------------------------------------------------

Financial Services -- 5.9%
-----------------------------------------------------------------------------
Citigroup, Inc.                                              403     $ 14,891
Federal National Mortgage Assoc.                              73        4,881
Freddie Mac                                                  113        6,959
J.P. Morgan Chase & Co.                                      101        2,096
Lehman Brothers Holdings, Inc.                                39        2,078
Merrill Lynch & Co., Inc.                                    101        3,833
Morgan Stanley                                                61        2,374
Student Loan Corp.                                            37        3,522
-----------------------------------------------------------------------------
                                                                     $ 40,634
-----------------------------------------------------------------------------

Foods -- 3.6%
-----------------------------------------------------------------------------
Flowers Foods, Inc.(1)                                       129     $  2,866
Nestle SA, ADR                                               134        7,183
Sara Lee Corp.                                               382        8,721
Smithfield Foods, Inc.(1)                                    381        5,921
-----------------------------------------------------------------------------
                                                                     $ 24,691
-----------------------------------------------------------------------------

Health Care Equipment & Supplies -- 1.5%
-----------------------------------------------------------------------------
Cytyc Corp.(1)                                               322     $  3,368
Medtronic, Inc.                                               83        3,718
Stryker Corp.                                                 50        3,155
-----------------------------------------------------------------------------
                                                                     $ 10,241
-----------------------------------------------------------------------------

Health Care Services -- 2.2%
-----------------------------------------------------------------------------
Cardinal Health, Inc.                                         36     $  2,491
Caremark Rx, Inc.(1)                                         346        6,124
Quest Diagnostics, Inc.(1)                                    45        2,872
Wellpoint Health Networks(1)                                  47        3,535
-----------------------------------------------------------------------------
                                                                     $ 15,022
-----------------------------------------------------------------------------

Household Durables -- 0.4%
-----------------------------------------------------------------------------
Lennar Corp.                                                  51     $  2,814
-----------------------------------------------------------------------------

Household Products -- 0.6%
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                          76     $  3,914
-----------------------------------------------------------------------------



Eaton Vance Equity Research Fund as of October 31, 2002
PORTFOLIO OF INVESTMENTS cont'd

Security                                                  Shares        Value
-----------------------------------------------------------------------------

Insurance -- 4.0%
-----------------------------------------------------------------------------
American International Group, Inc.                           233     $ 14,574
Hartford Financial Services Group, Inc. (The)                 56        2,212
MetLife, Inc.                                                150        3,582
Progressive Corp.                                             72        3,960
XL Capital Ltd. - Class A                                     40        3,046
-----------------------------------------------------------------------------
                                                                     $ 27,374
-----------------------------------------------------------------------------

IT Consulting & Services -- 1.0%
-----------------------------------------------------------------------------
Accenture Ltd., Class A(1)                                   198     $  3,342
SunGuard Data Systems, Inc.(1)                               146        3,237
-----------------------------------------------------------------------------
                                                                     $  6,579
-----------------------------------------------------------------------------

Machinery -- 2.6%
-----------------------------------------------------------------------------
Danaher Corp.                                                103     $  5,959
Deere & Co.                                                  145        6,727
Illinois Tool Works, Inc.                                     85        5,219
-----------------------------------------------------------------------------
                                                                     $ 17,905
-----------------------------------------------------------------------------

Media -- 3.6%
-----------------------------------------------------------------------------
AOL Time Warner, Inc. (1)                                    286     $  4,218
Clear Channel Communications, Inc.(1)                         70        2,593
Gannett Co., Inc.                                             22        1,670
Knight-Ridder, Inc.                                           32        1,926
McGraw-Hill Cos., Inc. (The)                                  27        1,742
Meredith Corp.                                                45        2,050
Scholastic Corp.(1)                                           62        2,737
Univision Communications, Inc.(1)                             87        2,254
Viacom Inc., Class A(1)                                       82        3,656
Viacom Inc., Class B(1)                                       44        1,963
-----------------------------------------------------------------------------
                                                                     $ 24,809
-----------------------------------------------------------------------------

Metals & Mining -- 1.2%
-----------------------------------------------------------------------------
Alcan Inc.                                                    76     $  2,139
Barrick Gold Corp.                                           164        2,471
Peabody Energy Corp.                                         128        3,296
-----------------------------------------------------------------------------
                                                                     $  7,906
-----------------------------------------------------------------------------

Oil and Gas -- 4.5%
-----------------------------------------------------------------------------
Apache Corp.                                                  30     $  1,622
ChevronTexaco Corp.                                           92        6,222
EOG Resources, Inc.                                           69        2,555
Exxon Mobil Corp.                                            516       17,369
Royal Dutch Petroleum Company                                 70        2,995
-----------------------------------------------------------------------------
                                                                     $ 30,763
-----------------------------------------------------------------------------

Paper and Forest Products -- 0.4%
-----------------------------------------------------------------------------
MeadWestvaco Corp.                                            70     $  1,467
Weyerhaeuser Co.                                              27        1,223
-----------------------------------------------------------------------------
                                                                     $  2,690
-----------------------------------------------------------------------------

Pharmaceuticals -- 8.0%
-----------------------------------------------------------------------------
Abbott Laboratories                                           84     $  3,517
Allergan, Inc.                                                62        3,376
Andrx Corp.(1)                                               634        9,795
Johnson & Johnson                                             95        5,581
King Pharmaceuticals, Inc.(1)                                323        4,958
Lilly (Eli) & Co.                                             81        4,496
Merck & Co., Inc.                                             66        3,580
Pfizer, Inc.                                                 387       12,295
Pharmacia Corp.                                               81        3,483
Wyeth                                                        105        3,518
-----------------------------------------------------------------------------
                                                                     $ 54,599
-----------------------------------------------------------------------------

Printing and Business Products -- 0.5%
-----------------------------------------------------------------------------
Lexmark International, Inc.(1)                                61     $  3,625
-----------------------------------------------------------------------------

Retail - Food and Drug -- 0.4%
-----------------------------------------------------------------------------
Walgreen Co.                                                  76     $  2,565
-----------------------------------------------------------------------------

Retail - Multiline -- 2.6%
-----------------------------------------------------------------------------
Target Corp.                                                 141     $  4,247
Wal-Mart Stores, Inc.                                        247       13,227
-----------------------------------------------------------------------------
                                                                     $ 17,474
-----------------------------------------------------------------------------



Eaton Vance Equity Research Fund as of October 31, 2002
PORTFOLIO OF INVESTMENTS cont'd

Security                                                  Shares        Value
-----------------------------------------------------------------------------

Retail - Specialty -- 4.0%
-----------------------------------------------------------------------------
Home Depot, Inc. (The)                                       265     $  7,653
Staples, Inc.(1)                                             537        8,324
TJX Companies, Inc.                                          340        6,977
Toys "R" Us, Inc.(1)                                         459        4,585
-----------------------------------------------------------------------------
                                                                     $ 27,539
-----------------------------------------------------------------------------

Software Services -- 3.0%
-----------------------------------------------------------------------------
Adobe Systems, Inc.                                           46     $  1,087
Intuit, Inc.(1)                                               44        2,284
Microsoft Corp.(1)                                           253       13,528
Oracle Corp.(1)                                              388        3,954
-----------------------------------------------------------------------------
                                                                     $ 20,853
-----------------------------------------------------------------------------

Telecommunications Services -- 0.9%
-----------------------------------------------------------------------------
AT&T Corp. ex-distribution(1)                              1,066     $  6,129
-----------------------------------------------------------------------------

Utilities - Electric -- 1.9%
-----------------------------------------------------------------------------
Allete, Inc.                                                 227     $  4,862
Ameren Corp.                                                  90        3,636
FPL Group, Inc.                                               82        4,836
-----------------------------------------------------------------------------
                                                                     $ 13,334
-----------------------------------------------------------------------------

Utilities - Gas-- 0.4%
-----------------------------------------------------------------------------
Keyspan Corp.                                                 83     $  3,032
-----------------------------------------------------------------------------

Total Common Stocks
  (identified cost $686,804)                                         $620,028
-----------------------------------------------------------------------------

Total Investments -- 90.4%
  (identified cost $686,804)                                         $620,028
-----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 9.6%                               $ 66,119
-----------------------------------------------------------------------------

Net Assets -- 100.0%                                                 $686,147
-----------------------------------------------------------------------------

(1) Non-income producing security.

See notes to financial statements



Eaton Vance Equity Research Fund as of October 31, 2002
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2002

Assets
-----------------------------------------------------------------------------
Investments, at value
  (identified cost, $686,804)                                        $620,028
Cash                                                                   38,938
Receivable for investments sold                                         9,195
Receivable for Fund shares sold                                         2,528
Dividends receivable                                                      654
Receivable from the Adviser                                            38,352
-----------------------------------------------------------------------------
Total assets                                                         $709,695
-----------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------
Payable for investments purchased                                    $ 10,184
Payable to affiliate for service fees                                     148
Accrued expenses                                                       13,216
-----------------------------------------------------------------------------
Total liabilities                                                    $ 23,548
-----------------------------------------------------------------------------
Net Assets for 81,675 shares of beneficial interest outstanding      $686,147
-----------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------
Paid-in capital                                                      $813,678
Accumulated net realized loss
  (computed on the basis of identified cost)                          (60,755)
Net unrealized depreciation
  (computed on the basis of identified cost)                          (66,776)
-----------------------------------------------------------------------------
Total                                                                $686,147
-----------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share
-----------------------------------------------------------------------------
($686,147 [DIV] 81,675 shares of beneficial interest outstanding)      $ 8.40
-----------------------------------------------------------------------------

Maximum Offering Price Per Share
-----------------------------------------------------------------------------
(100 [DIV] 94.25 of $8.40)                                             $ 8.91
-----------------------------------------------------------------------------



Statement of Operations

For the Year Ended
October 31, 2002

Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $15)                               $   9,427
Interest                                                                  122
-----------------------------------------------------------------------------
Total investment income                                             $   9,549
-----------------------------------------------------------------------------
Expenses --
  Investment adviser fee                                            $   4,449
  Administration fee                                                    1,029
  Service fees                                                          1,715
  Custodian fee                                                        12,366
  Legal and accounting services                                        19,756
  Printing and postage                                                  3,926
  Registration fees                                                     3,525
  Transfer and dividend disbursing agent fees                             559
  Miscellaneous                                                         2,328
-----------------------------------------------------------------------------
Total expenses                                                      $  49,653
-----------------------------------------------------------------------------
Deduct --
  Waiver and reimbursement of expenses by the Adviser
  and/or Administrator                                              $  39,680
  Reduction of custodian fee                                              343
-----------------------------------------------------------------------------
Total expense reductions                                            $  40,023
-----------------------------------------------------------------------------
Net expenses                                                        $   9,630
-----------------------------------------------------------------------------
Net investment loss                                                 $     (81)
-----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $ (60,755)
-----------------------------------------------------------------------------
Net realized loss                                                   $ (60,755)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $ (66,776)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $ (66,776)
-----------------------------------------------------------------------------
Net realized and unrealized loss                                    $(127,531)
-----------------------------------------------------------------------------
Net decrease in net assets from operations                          $(127,612)
-----------------------------------------------------------------------------

See notes to financial statements



Eaton Vance Equity Research Fund as of October 31, 2002
FINANCIAL STATEMENTS cont'd

Statements of Changes in Net Assets

Increase (Decrease)                                                Year Ended
in Net Assets                                                October 31, 2002
-----------------------------------------------------------------------------
From operations --
  Net investment loss                                               $     (81)
  Net realized loss                                                   (60,755)
  Net change in unrealized appreciation (depreciation)                (66,776)
-----------------------------------------------------------------------------
Net decrease in net assets from operations                          $(127,162)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                      $ 825,552
  Cost of shares redeemed                                             (11,793)
-----------------------------------------------------------------------------
Net increase in net assets from Fund share transactions             $ 813,759
-----------------------------------------------------------------------------
Net increase in net assets                                          $ 686,147
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                                                $      --
-----------------------------------------------------------------------------
At end of year                                                      $ 686,147
-----------------------------------------------------------------------------

See notes to financial statements



Eaton Vance Equity Research Fund as of October 31, 2002
FINANCIAL STATEMENTS cont'd

Financial Highlights

                                                              Year Ended
                                                        October 31, 2002(1)
---------------------------------------------------------------------------
Net asset value-- Beginning of year                                 $10.000
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment loss                                                $ (0.001)
Net realized and unrealized loss                                     (1.599)
---------------------------------------------------------------------------
Total loss from operations                                         $ (1.600)
---------------------------------------------------------------------------
Net asset value -- End of year                                     $  8.400
---------------------------------------------------------------------------
Total Return(2)                                                      (16.00)%
---------------------------------------------------------------------------

Ratios/Supplemental Data *
---------------------------------------------------------------------------
Net assets, end of year (000's omitted)                            $    686
Ratios (As a percentage of average daily net assets):
  Net expenses                                                         1.45%
  Net expenses after custodian fee reduction                           1.40%
  Net investment loss                                                 (0.01)%
Portfolio Turnover                                                       90%
---------------------------------------------------------------------------

* The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                             7.22%
  Expenses after custodian fee reduction                               7.17%
  Net investment loss                                                 (5.78)%
  Net investment loss per share                                    $ (0.552)
---------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

See notes to financial statements



Eaton Vance Equity Research Fund as of October 31, 2002

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
--------------------------------------------------------------------------
Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust) and commenced operations on November 1, 2001. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market system generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for Federal income tax purposes, had a capital loss carryover of $57,732, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010. At October 31, 2002, the Fund did not have any undistributed ordinary income on a tax basis.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no transfer agent fees incurred by the Fund for the period November 1, 2001 through January 31, 2002.

E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.


2  Distributions to Shareholders
--------------------------------------------------------------------------
It is the present policy of the Fund to distribute semi-annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to net operating losses.



Eaton Vance Equity Research Fund as of October 31, 2002

NOTES TO FINANCIAL STATEMENTS cont'd

3  Shares of Beneficial Interest
--------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                Year Ended
                                                          October 31, 2002
--------------------------------------------------------------------------
Sales                                                               82,934
Redemptions                                                         (1,259)
--------------------------------------------------------------------------
Net increase                                                        81,675
--------------------------------------------------------------------------

At October 31, 2002, EVM and an EVM retirement plan owned 61% and 18%, respectively, of the outstanding shares of the Fund.


4  Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to an annual rate of 0.65% of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the fee amounted to $4,449. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% of the average daily net assets of the Fund and amounted to $1,029 for the year ended October 31, 2002. To reduce the net investment loss of the Fund, EVM waived $1,077 of the investment adviser fee and $251 of the administration fee. In addition, EVM was allocated $38,352 of the Fund's operating expenses. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the year ended October 31, 2002, no significant amounts have been accrued or paid.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.


5  Service Plan
--------------------------------------------------------------------------
The Trust has in effect a Service Plan (the Plan) for the Fund. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annually) of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended October 31, 2002 amounted to $1,715.


6  Investment Transactions
--------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $1,345,307 and $597,748 respectively for the year ended October 31, 2002.


7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

--------------------------------------------------------------------------
Aggregate cost                                                    $689,827
--------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 19,096
Gross unrealized depreciation                                      (88,895)
--------------------------------------------------------------------------
Net unrealized depreciation                                       $(69,799)
--------------------------------------------------------------------------



Eaton Vance Equity Research Fund as of October 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders of
Eaton Vance Equity Research Fund:
-----------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Equity Research Fund (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 17, 2002



Eaton Vance Equity Research Fund as of October 31, 2002
MANAGEMENT AND ORGANIZATION

Fund Management

The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street,
Boston, Massachusetts, 02109.

                                                                                              Number of
                                          Term of                                             Portfolios in
                          Position(s)     Office and                                          Fund Complex   Other
Name and                  with the        Length of   Principal Occupation(s)                 Overseen       Directorships
Date of Birth             Trust           Service     During Past Five Years                  By Trustee(1)  Held
---------------------------------------------------------------------------------------------------------------------------------
Interested Trustee(s)
---------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz     Trustee         Since 1998  President and Chief Executive           185            None
11/28/59                                              Officer of National Financial
                                                      Partners (financial services
                                                      company) (since April 1999).
                                                      President and Chief Operating
                                                      Officer of John A. Levin & Co.
                                                      (registered investment adviser)
                                                      (July 1997 to April 1999) and a
                                                      Director of Baker, Fentress &
                                                      Company, which owns John A.
                                                      Levin & Co. (July 1997 to April
                                                      1999). Ms. Bibliowicz is an
                                                      interested person because of her
                                                      affiliation with a brokerage firm.

James B. Hawkes           Trustee         Since 1991  Chairman, President and Chief           190            Director of EVC
11/9/41                                               Executive Officer of BMR, EVM
                                                      and their corporate parent and
                                                      trustee, Eaton Vance Corp. (EVC)
                                                      and Eaton Vance, Inc. (EV),
                                                      respectively; Director of EV; Vice
                                                      President and Director of EVD.
                                                      Trustee and/or officer of 190
                                                      investment companies in the Eaton
                                                      Vance Fund Complex. Mr. Hawkes
                                                      is an interested person because of
                                                      his positions with BMR, EVM and
                                                      EVC, which are affiliates of the
                                                      Trust and the Portfolio.



Eaton Vance Equity Research Fund as of October 31, 2002
MANAGEMENT AND ORGANIZATION cont'd

                                                                                              Number of
                                          Term of                                             Portfolios in
                          Position(s)     Office and                                          Fund Complex   Other
Name and                  with the        Length of   Principal Occupation(s)                 Overseen       Directorships
Date of Birth             Trust           Service     During Past Five Years                  By Trustee(1)  Held
---------------------------------------------------------------------------------------------------------------------------------
Noninterested Trustees
---------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Since 1986  President of Dwight Partners, Inc.      190            Trustee/Director of
3/26/31                                               (corporate relations and                               the Royce Funds
                                                      communications company).                               (mutual funds)
                                                                                                             consisting of
                                                                                                             17 portfolios

Samuel L. Hayes, III      Trustee         Since 1986  Jacob H. Schiff Professor of            190            Director of Tiffany
2/23/35                                               Investment Banking Emeritus,                           & Co. (specialty
                                                      Harvard University Graduate                            retailer) and
                                                      School of Business Administration.                     Director of
                                                                                                             Telect, Inc.
                                                                                                             (telecommunica-
                                                                                                             tion services
                                                                                                             company)

Norton H. Reamer          Trustee         Since 1984  President, Unicorn Corporation          190            None
9/21/35                                               (an investment and financial
                                                      advisory services company) (since
                                                      September 2000). Chairman,
                                                      Hellman, Jordan Management Co.,
                                                      Inc. (an investment management
                                                      company) (since November 2000).
                                                      Advisory Director, Berkshire Capital
                                                      Corporation (investment banking
                                                      firm) (since June 2002). Formerly,
                                                      Chairman of the Board, United
                                                      Asset Management Corporation
                                                      (a holding company owning
                                                      institutional investment
                                                      management firms) and Chairman,
                                                      President and Director, UAM Funds
                                                      (mutual funds).

Lynn A. Stout             Trustee         Since 1998  Professor of Law, University of         185            None
9/14/57                                               California at Los Angeles School of
                                                      Law (since July 2001).  Formerly,
                                                      Professor of Law, Georgetown
                                                      University Law Center.

Jack L. Treynor           Trustee         Since 1984  Investment Adviser and                  170            None
2/21/30                                               Consultant.



Eaton Vance Equity Research Fund as of October 31, 2002
MANAGEMENT AND ORGANIZATION cont'd

                                          Term of
                          Position(s)     Office and
Name and                  with the        Length of   Principal Occupation(s)
Date of Birth             Trust           Service     During Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Trustees
---------------------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.     Vice President  Since 1995  Vice President of EVM and BMR.
7/28/59                                               Officer of 34 investment companies
                                                      managed by EVM or BMR.

Thomas E. Faust Jr.       President       Since 2002  Executive Vice President and
5/31/58                                               Chief Investment Officer of EVM
                                                      and BMR and Director of EVC.
                                                      Officer of 50 investment companies
                                                      managed by EVM or BMR.

Thomas J. Fetter          Vice President  Since 1997  Vice President of EVM and BMR.
8/20/43                                               Officer of 126 investment companies
                                                      managed by EVM or BMR.

Michael R. Mach           Vice President  Since 1999  Vice President of EVM and BMR
7/15/47                                               since December 1999. Previously,
                                                      Managing Director and
                                                      Senior Analyst for Robertson
                                                      Stephens (1998-1999); Managing
                                                      Director and Senior Analyst for
                                                      Piper Jaffray (1996-1998). Officer
                                                      of 23 investment companies
                                                      managed by EVM or BMR.

Robert B. MacIntosh       Vice President  Since 1998  Vice President of EVM and BMR.
1/22/57                                               Officer of 125 investment companies
                                                      managed by EVM or BMR.

Duncan W. Richardson      Vice President  Since 2001  Senior Vice President and Chief
10/26/57                                              Equity Investment Officer of EVM
                                                      and BMR.  Officer of 40
                                                      investment companies managed
                                                      by EVM or BMR.


Walter A. Row, III        Vice President  Since 2001  Director of Equity Research and a
7/20/57                                               Vice President of EVM and BMR.
                                                      Officer of 21 investment companies
                                                      managed by EVM or BMR.

Susan M. Schiff           Vice President  Since 2002  Vice President of EVM and BMR.
3/13/61                                               Officer of 24 investment companies
                                                      managed by EVM or BMR.



Eaton Vance Equity Research Fund as of October 31, 2002
MANAGEMENT AND ORGANIZATION cont'd

                                          Term of
                          Position(s)     Office and
Name and                  with the        Length of   Principal Occupation(s)
Date of Birth             Trust           Service     During Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Trustees (continued)
---------------------------------------------------------------------------------------------------------------------------------
Edward E. Smiley, Jr.     Vice President  Since 1999  Vice President of EVM and BMR.
10/5/44                                               Officer of 36 investment companies
                                                      managed by EVM or BMR.


Alan R. Dynner            Secretary       Since 1997  Vice President, Secretary and Chief
10/10/40                                              Legal Officer of BMR, EVM, EVD
                                                      and EVC. Officer of 190 investment
                                                      companies managed by EVM or BMR.


James L. O'Connor         Treasurer       Since 1989  Vice President of BMR, EVM and EVD.
4/1/45                                                Officer of 112 investment companies
                                                      managed by EVM or BMR.


The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

(1) Includes both master and feeder funds in a master feeder structure.

Investment Adviser and Administrator of Eaton Vance Equity Research Fund Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Auditors
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110


EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122


Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109


----------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
----------------------------------------------------------------------------

1325-12/02                                                             ERSRC